Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 252,935,262	$ 803,577,647	$ 699,602,354
Non-controlling Interests, Profit (Loss)	$ 51,137,820	174,035,269	181,111,251
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 6,965,769	6,223,363	6,441,611
Non-controlling Interests, Profit (Loss)	$ 1,112,709	961,490	1,210,871
Enel Generacin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	6.45%
Non-controlling Interests, Equity	$ 127,136,175	784,999,394	680,725,188
Non-controlling Interests, Profit (Loss)	$ 42,883,953	167,465,216	173,299,349
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 10,310,215	9,963,472	10,008,502
Non-controlling Interests, Profit (Loss)	$ 6,885,422	5,649,253	6,512,893
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.50%
Non-controlling Interests, Equity	$ 2,342,160	2,596,764	2,636,470
Non-controlling Interests, Profit (Loss)	$ (254,604)	(39,706)	(38,707)
Geotermica del Norte SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	15.41%
Non-controlling Interests, Equity	$ 53,693,407
Non-controlling Interests, Profit (Loss)	$ (187,989)
Empresa Nacional de Geotermia SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	49.00%
Non-controlling Interests, Equity	$ 993,295
Non-controlling Interests, Profit (Loss)	$ 41,780
Parque Eolico Talinay Oriente SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	38.63%
Non-controlling Interests, Equity	$ 51,702,606
Non-controlling Interests, Profit (Loss)	662,374
Others [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	(208,365)	(205,346)	(209,417)
Non-controlling Interests, Profit (Loss)	$ (5,825)	$ (984)	$ 126,845